Consolidated Statements of Changes in Equity - USD ($)		Amount ($0.12 par)	Subscription Receivable	Additional Paid-in Capital	Legal Reserve	Warrants Reserves	Accumulated Other Comprehensive Income	Retained earnings (Deficit)	Non- controlling Interests	Total
Balance at Dec. 31, 2021		$ 63,606	$ (50,000)	$ 15,379,595	$ 223,500	$ 251,036	$ 821,527	$ (10,204,220)	$ 39,935	$ 6,524,979
Balance (in Shares) at Dec. 31, 2021	[1]	529,766
Net loss	[2],[3]									(18,666,058)
Foreign currency translation difference							(260,682)			(260,682)
Stock-based compensation		$ 840		251,255						252,095
Stock-based compensation (in Shares)	[1]	7,000
Cancellation of shares
Cancellation of shares (in Shares)	[1]	(2)
Remeasurements of defined benefit plan							551,649			551,649
Issuance of ordinary shares through private placements		$ 49,978		18,225,750						18,275,728
Issuance of ordinary shares through private placements (in Shares)	[1]	416,483
Issuance of ordinary shares through exercise of warrants		$ 32,960		2,981,751						3,014,711
Issuance of ordinary shares through exercise of warrants (in Shares)	[1]	274,659
Issuance of ordinary shares for acquisition of subsidiaries		$ 17,769		4,562,111						4,579,880
Issuance of ordinary shares for acquisition of subsidiaries (in Shares)	[1]	148,071
Issuance of ordinary shares for deposit paid for subsequently terminated acquisitions of subsidiaries subsequently terminated		$ 29,160		4,830,840						4,860,000
Issuance of ordinary shares for deposit paid for subsequently terminated acquisitions of subsidiaries subsequently terminated (in Shares)	[1]	243,000
Net loss for the year end from continuing operations								(18,549,500)	(54,126)	(18,603,626)	[2],[3]
Net loss for the year end from discontinued operations								(15,294)	(47,138)	(62,432)	[2],[3]
Balance at Dec. 31, 2022		$ 194,313	(50,000)	46,231,302	223,500	251,036	1,112,494	(28,769,014)	(61,329)	19,132,302
Balance (in Shares) at Dec. 31, 2022	[1]	1,618,977
Net loss										(29,589,382)
Foreign currency translation difference							(130,860)			(130,860)
Stock-based compensation				271,800						271,800
Cancellation of shares		$ (29,441)		(4,880,223)						(4,909,664)
Cancellation of shares (in Shares)		245,339
Issuance of ordinary shares through CMPOs		$ 593,542		20,273,844						20,867,386
Issuance of ordinary shares through CMPOs (in Shares)		4,946,184
Remeasurements of defined benefit plan							3,486			3,486
Issuance of ordinary shares through exercise of warrants		$ 15,468		491,224						506,692
Issuance of ordinary shares through exercise of warrants (in Shares)		128,901
Issuance of ordinary shares for acquisition of assets		$ 31,500		1,816,500						1,848,000
Issuance of ordinary shares for acquisition of assets (in Shares)		262,500
Issuance of ordinary shares for a convertible note conversion		$ 20,640		1,217,760						1,238,400
Issuance of ordinary shares for a convertible note conversion (in Shares)		172,000
Issuance of ordinary shares for a borrowing conversion		$ 353,658		15,560,957						15,914,615
Issuance of ordinary shares for a borrowing conversion (in Shares)		2,947,150
Net loss for the year end from continuing operations								(29,594,240)	(29,280)	(29,623,520)
Net loss for the year end from discontinued operations								22,579	11,559	34,138
Balance at Dec. 31, 2023		$ 1,179,680	(50,000)	80,983,164	223,500	251,036	985,120	(58,340,675)	(79,050)	$ 25,152,775
Balance (in Shares) at Dec. 31, 2023		9,830,373								9,830,373	[4]
Disposal of a subsidiary		$ (131)		(2,651)					(974)	$ (3,756)
Disposal of a subsidiary (in Shares)		(1,091)
Issuance of ordinary shares through At the Market Offering		$ 900,266		9,499,466						10,399,732
Issuance of ordinary shares through At the Market Offering (in Shares)		7,502,220
Net loss								(5,864,165)	19,465	(5,844,700)
Foreign currency translation difference							(122,561)			(122,561)
Stock-based compensation		$ 57,293		2,622,063						2,679,356
Stock-based compensation (in Shares)		477,445
Remeasurements of defined benefit plan							(271,578)			(271,578)
Net loss for the year end from continuing operations										(5,883,419)
Net loss for the year end from discontinued operations										38,719
Balance at Dec. 31, 2024		$ 2,137,108	$ (50,000)	$ 93,102,042	$ 223,500	$ 251,036	$ 590,981	$ (64,204,840)	$ (60,559)	$ 31,989,268
Balance (in Shares) at Dec. 31, 2024		17,808,947								17,808,947	[4]

[1]	Giving retroactive effect to the 2023 share consolidation on January 31, 2023, the outstanding ordinary shares of a par value is automatically converted.
[2]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Handshake (Note 27).
[3]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Handshake for fiscal year ended December 31, 2022 (Note 27).
[4]	Giving retroactive effect to the 2023 share consolidation on January 31, 2023.